CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Cash flows from operating activities:
Net income/(loss)	$ (262,956)	$ 22,644	$ 19,557
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Share-based compensation expenses	28,060	6,173	2,865
Depreciation and amortization expenses	33,166	5,607	$ 4,657
Investment (income)/loss	149,003	$ (2,146)
Interest expense	8,191
Allowance for doubtful accounts and other current assets write-off	1,877
Compensation to noncontrolling shareholders resulting from waiver of receivables from 58 Home	12,147
Bargain purchase gain	(1,650)
Gain on deconsolidation and disposal of businesses	(119,238)
Impairment loss of long-term investment	949
Loss on disposal of property and equipment	593	$ 40
Deferred income taxes	(5,465)
Foreign currency exchange (gain)/loss, net	1,743	$ 2,510	$ (548)
Changes in operating assets and liabilities:
Accounts receivable	(24,163)	(1,990)	(1,097)
Prepayments and other assets	(16,753)	(16,000)	(2,318)
Accounts payable	41,888	6,021	(2,647)
Deferred revenues	46,668	40,229	26,145
Customer advances and deposits	70,408	14,615	10,329
Salary and welfare payable	22,459	10,785	5,549
Taxes payable	61	5,128	387
Accrued expenses and other current liabilities	23,797	4,969	3,425
Net cash provided by operating activities	10,785	98,585	66,304
Cash flows from investing activities:
Purchase of property and equipment	(195,446)	$ (32,476)	$ (4,177)
Purchase of intangible assets	(883)
Cash received for disposal of property and equipment	229	$ 44
Purchase of land use rights	(596)
Purchase of long-term investments	(81,307)	$ (23,781)
Purchase of term deposits	(20,000)	(382,552)	$ (152,190)
Proceeds from maturity of term deposits	324,616	250,907
Purchase of short-term investments	(471,751)	(652,892)	$ (397,266)
Proceeds from maturity of short-term investments	709,350	$ 535,322	$ 323,587
Cash paid for acquisition of Anjuke, net of acquisition of cash	(124,646)
Cash paid for equity investment in Ganji	(289,824)
Cash paid for step-acquisition of Ganji, net of acquisition of cash	(244,645)
Cash received/(paid) for acquisitions of other subsidiaries, net of acquisition of cash	(42,793)	$ 156
Net cash received upon deconsolidation and disposal of businesses	44,515
Purchase of convertible note issued by Guazi.com Inc. ("Guazi")	(50,000)
Net cash used in investing activities	(443,181)	$ (305,272)	$ (230,046)
Cash flows from financing activities:
Proceeds from exercise of share options	3,430	$ 3,286	$ 557
Proceeds from short-term loans	$ 401,563
Proceeds from issuance of 25,300,000 Class A ordinary shares in IPO			$ 199,954
Proceeds from issuance of 1,764,706 Class A ordinary shares in the private placement to DCM Hybrid RMB Fund concurrently with IPO			$ 15,000
Proceeds from issuance of 4,000,000 Class A ordinary shares in follow-on offering		$ 72,960
Proceeds from issuance of ordinary shares to Tencent	$ 400,000	736,100
Payments for repurchase of ordinary share from pre-IPO shareholders		(552,075)
Payment for issuance expenses		(2,841)	$ (2,168)
Net cash provided by financing activities	$ 804,993	257,430	213,343
Effect of exchange rate changes on cash and cash equivalents	(668)	139	224
Net increase in cash and cash equivalents	371,929	50,882	49,825
Cash and cash equivalents at the beginning of the year	111,376	60,494	10,669
Cash and cash equivalents at the end of the year	483,305	111,376	$ 60,494
Supplemental disclosure of cash flow information:
Income tax paid/(refund), net	(1,119)	1,194
Supplemental disclosure of non-cash activities:
Property and equipment in accounts payable	$ 6,537	$ 1,813	$ 28
Accretions to preference shareholders redemption values			$ 9,134
Deemed dividend to mezzanine classified noncontrolling interests	$ 898
Equity consideration for acquisition of Anjuke	93,957
Equity consideration for equity investment in Ganji	911,244
Equity consideration for step acquisition of Ganji	1,161,657
Cash consideration payable for acquisition of Anjuke	28,962
Cash consideration payable for equity investment in Ganji	122,413
Cash consideration payable for step acquisition of Ganji	151,368
Early repayment of convertible note by issuance of ordinary share to Tencent	$ 132,288